Preferred Shares - Series Cumulative Redeemable Rate Reset Preferred Shares Conversion (Details) - $ / shares						12 Months Ended
	Mar. 01, 2021	Dec. 23, 2020	Nov. 03, 2020	Sep. 17, 2017	Jun. 16, 2017	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2019	Mar. 17, 2016
Disclosure of classes of share capital [line items]
Remaining balance threshold for conversion to other series (in shares)	1,000,000
Dividends declared per share		$ 0.0450	$ 0.0425
Series G
Disclosure of classes of share capital [line items]
Convertible Preferred Shares , Threshold For Required Shares Conversion				1,000,000,000,000
Convertible preferred shares tendered for conversion								140,730
Annualized fixed dividend rate						4.988%
Bond yield						1.188%
Dividend rate on preference shares, spread						3.80%
Number of shares outstanding						6,600,000	6,600,000
Dividends declared per share		0.31175
Series E
Disclosure of classes of share capital [line items]
Convertible Preferred Shares , Threshold For Required Shares Conversion				1,000,000,000,000
Convertible preferred shares tendered for conversion				133,969
Annualized fixed dividend rate						5.194%
Bond yield						1.544%
Bond yield, period						5 years
Dividend rate on preference shares, spread						3.65%
Number of shares outstanding						9,000,000.0	9,000,000.0
Dividends declared per share		0.32463
Series C
Disclosure of classes of share capital [line items]
Convertible Preferred Shares , Threshold For Required Shares Conversion					1,000,000,000,000
Convertible preferred shares tendered for conversion					827,628
Annualized fixed dividend rate						4.027%
Bond yield						0.927%
Bond yield, period						5 years
Dividend rate on preference shares, spread						3.10%
Number of shares outstanding						11,000,000.0	11,000,000.0
Dividends declared per share		0.25169
Series A
Disclosure of classes of share capital [line items]
Annualized fixed dividend rate						2.709%
Bond yield	0.847%
Bond yield, period	5 years
Dividend rate on preference shares, spread	2.03%
Number of shares converted into other classes of shares									1,824,620
Number of shares outstanding						10,200,000	10,200,000		12,000,000.0
Payment period for cumulative preferential cash dividends						5 years
Dividends declared per share		0.16931
Series A | Later than four years and not later than five years
Disclosure of classes of share capital [line items]
Annualized fixed dividend rate	2.877%
Series B
Disclosure of classes of share capital [line items]
Annualized fixed dividend rate						2.03%
Bond yield	0.073%
Dividend rate on preference shares, spread	2.03%					2.03%
Number of shares outstanding						1,800,000	1,800,000
Payment period for cumulative preferential cash dividends						5 years
Dividends declared per share		$ 0.13186
Series B | Later than four years and not later than five years
Disclosure of classes of share capital [line items]
Annualized fixed dividend rate	2.103%